FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF CLASSIFIED FINANCIAL ASSETS AND LIABILITIES

The Company has classified financial assets and (liabilities) as follows at December 31:

	2024	2023	2022
Financial assets, measured at amortized cost:
Cash and cash equivalents	$37,143,759	$3,019,069	$9,229,845
Short-term investments	$16,672,811	$-	$-
Accounts receivable	$7,257	$-	$62,842
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	$(5,970,537)	$(2,301,457)	$(3,362,430)
Covid-19 government support loans	$-	$(30,200)	$(29,520)
Contract liabilities	$-	$-	$(274,192)
Convertible debt	$(6,500,000)	$-	$-
Fair value through profit or loss (FVTPL):
Derivative warrant liability	$(35,750,607)	$(1,002,264)	$-